Loans to customers (Details 6) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of the year	$ 4,728,358	$ 2,831,131	$ 1,521,040
Transfers from Stage 1 to Stage 2	(276,906)	(72,261)	(81,641)
Transfers from Stage 2 to Stage 1	321,023	105,872	70,293
Transfers to Stage 3	(557,169)	(286,753)	(159,879)
Transfers from Stage 3	26,260	11,164	4,548
Write-offs
Net increase of gross carrying amount	3,819,087	3,103,740	1,311,806
Effect of changes in exchange rates (OCI)	647,781	(964,535)	164,964
Gross carrying amount at end of the year	8,708,434	4,728,358	2,831,131
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of the year	1,054,416	648,296	351,166
Transfers from Stage 1 to Stage 2	276,906	72,261	81,641
Transfers from Stage 2 to Stage 1	(321,023)	(105,872)	(70,293)
Transfers to Stage 3	(464,610)	(251,924)	(186,661)
Transfers from Stage 3	24,590	9,941	5,676
Write-offs
Net increase of gross carrying amount	820,889	898,618	428,807
Effect of changes in exchange rates (OCI)	136,276	(216,904)	37,960
Gross carrying amount at end of the year	1,527,444	1,054,416	648,296
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of the year	333,681	234,343	104,293
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	1,021,779	538,677	346,540
Transfers from Stage 3	(50,850)	(21,105)	(10,224)
Write-offs	(1,399,958)	(814,913)	(451,387)
Net increase of gross carrying amount	727,986	468,189	232,682
Effect of changes in exchange rates (OCI)	46,937	(71,510)	12,439
Gross carrying amount at end of the year	679,575	333,681	234,343
All Stage [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of the year	6,116,455	3,713,770	1,976,499
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,399,958)	(814,913)	(451,387)
Net increase of gross carrying amount	5,367,962	4,470,547	1,973,295
Effect of changes in exchange rates (OCI)	830,994	(1,252,949)	215,363
Gross carrying amount at end of the year	$ 10,915,453	$ 6,116,455	$ 3,713,770